STOCK-BASED COMPENSATION (Details Narrative)			1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 14, 2022 USD ($)	Apr. 12, 2022	Mar. 17, 2022 integer shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Unrecognized stock-based compensation				$ 2,100	$ 1,080,000.00	$ 7,970,000
Unrecognized stock-based compensation, weighted average period of recognition				1 year 3 days	1 year 7 months 6 days	1 year 7 months 6 days
Cash compensation	$ 80,000.00
Stock-based compensation expense for services					$ 695,000	$ 1,079,000
Closing stock price | $ / shares					$ 0.01
Adnant LLC | Compensation for Services Transaction
Common shares issued to third-party service providers (in shares) | shares					16,181,230
Stock-based compensation expense for services					$ 1,570,000
Francis Knuettel
Percent of base salary paid		50.00%
Restricted Stock
Percentage of awards vested	100.00%
Restricted Stock | Oren Schauble
Shares granted (in shares) | shares			910,623
Number of monthly installments | integer			4
Share-Based Payment Arrangement, Option
Percentage of awards vested	100.00%